Industry and geographic information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenues	$ 26,101	$ 32,600	$ 37,094
United Kingdom and Ireland [Member]
Revenue:
Revenues	15,967	17,619	16,641
USA [Member]
Revenue:
Revenues	3,890	3,694	3,929
France [Member]
Revenue:
Revenues	2,930	1,763	2,425
Europe [Member]
Revenue:
Revenues	$ 3,313	$ 9,524	$ 14,098